Trade and other payables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

	2019	2018
Non-current
Payable from acquisition of property, plant and equipment	3,394	—
Other payables	205	211
	3,599	211
Current
Trade payables	90,594	94,483
Advances from customers	2,980	3,813
Taxes payable	9,086	6,457
Payables from acquisition of property, plant and equipment	3,596	—
Other payables	631	1,473
	106,887	106,226
Total trade and other payables	110,486	106,437

The fair values of current trade and other payables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other payables approximate their carrying amounts, as the impact of discounting is not significant.